Income taxes - Income tax rates (Details)	12 Months Ended
Mar. 31, 2016
UK
Income taxes
Tax rate (as a percent)	20.00%
Switzerland
Income taxes
Tax rate (as a percent)	10.50%
British Virgin Islands
Income taxes
Tax rate (as a percent)	0.00%
Russia
Income taxes
Tax rate (as a percent)	20.00%
Ukraine
Income taxes
Tax rate (as a percent)	18.00%
Romania
Income taxes
Tax rate (as a percent)	16.00%
Poland
Income taxes
Tax rate (as a percent)	19.00%
USA
Income taxes
Tax rate (as a percent)	35.00%
Canada
Income taxes
Tax rate (as a percent)	35.00%
Germany
Income taxes
Tax rate (as a percent)	29.85%
Cyprus
Income taxes
Tax rate (as a percent)	12.50%
Singapore
Income taxes
Tax rate (as a percent)	17.00%
Luxembourg
Income taxes
Tax rate (as a percent)	29.22%
Vietnam
Income taxes
Tax rate (as a percent)	17.00%
Bulgaria
Income taxes
Tax rate (as a percent)	10.00%
Australia
Income taxes
Tax rate (as a percent)	30.00%
Sweden
Income taxes
Tax rate (as a percent)	22.00%
South Africa
Income taxes
Tax rate (as a percent)	28.00%
Mexico
Income taxes
Tax rate (as a percent)	30.00%
Netherlands
Income taxes
Tax rate (as a percent)	25.00%